Fair Value Measurements (Additional Information) (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Apr. 30, 2023	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 08, 2024
Subsidiary, Sale of Stock [Line Items]
Note discount rate					128.82%	13.05%
Principle amount of issued debt			$ 25,000,000
Warrants outstanding					5,467,692	6,854,309
Derivative warrant liabilities					$ 18,300,000
Accumulated other comprehensive income					6,317,000	$ 0
Purchased Revenue Liability					6,800,000		$ 5,900,000
(Gain) loss on derivative liability					17,378,000	(512,000)
Common stock upon conversation of cash					$ 3,000,000
Discount rate of FDA					10.00%
Development Milestone Payment					$ 200,000	200,000
Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
(Gain) loss on derivative liability					17,400,000	(500,000)
Convertible Debentures
Subsidiary, Sale of Stock [Line Items]
(Gain) loss on derivative liability					35,000	4,400,000
Oramed Note [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated fair value					12,200,000	104,100,000
Principle amount of issued debt	$ 10,000,000	$ 101,900,000
Accumulated other comprehensive income					5,000,000
Change in fair value of debt and liability instruments					3,600,000	2,800,000
Change in fair value due to credit risk					6,300,000	$ 0
Tranche B Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Estimated fair value					23,600,000
Principle amount of issued debt				$ 50,000,000
Change in fair value of debt and liability instruments					6,600,000
Purchased Revenue Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Change in fair value of debt and liability instruments					900,000
Senior Subordinated Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Change in fair value of debt and liability instruments					$ 4,700,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding					1,000,000
February 2024 BDO Firm Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding					3,803,447
April 2024 RDO Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding					15,000,000
Deposit Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding					3,250,000
October 2024 Noteholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding					7,500,000
December 2024 RDO Common Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding					57,512,958